Income Taxes (Details 2)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Profits tax rate in Hong Kong	16.50%	16.50%	16.50%
Non-deductible items/non-taxable income	26.90%	3.30%	2.10%
Changes in valuation allowances	1.10%	(0.40%)	(1.40%)
Overprovision of profits tax in prior year		4.30%	(2.10%)
Effect of different tax rate of subsidiaries operating in other jurisdictions	1.80%	(1.90%)	4.30%
Tax effect of tax losses not recognized	0.10%	(30.00%)	0.00%
Utilization of tax losses previously not recognized	(11.60%)	12.70%	(1.00%)
Others	(11.50%)	(0.80%)	6.20%
Effective tax rate	23.30%	3.70%	24.60%